GROUP STRUCTURE	12 Months Ended
Dec. 31, 2025
Group Structure
GROUP STRUCTURE

NOTE 5: GROUP STRUCTURE

5.1	Interest in subsidiaries, associates and joint ventures

5.1.1 Subsidiaries information

Unless otherwise indicated, the country of the registered office is also the principal place where the subsidiary develops its activities.

			12.31.2025	12.31.2024
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Autotrol Renovables S.A.	Argentina	Generation	100.00%	100.00%
Ecuador Pipeline Holdings Limited	Gran Cayman	Investment	100.00%	100.00%
EISA	Uruguay	Investment	100.00%	100.00%
Enecor S.A.	Argentina	Electricity transportation	70.00%	70.00%
Fideicomiso CIESA	Argentina	Investment	100.00%	100.00%
GASA	Argentina	Investment	100.00%	100.00%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
OCP	Gran Cayman	Investment	100.00%	100.00%
Pampa Ecuador Inc	Nevis Island	Investment	100.00%	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
PECSA	Chile	Trader	100.00%	100.00%
PESOSA	Argentina	Trader	100.00%	100.00%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
PB18	Ecuador	Oil	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
VAR	Argentina	Generation	100.00%	100.00%
Vientos Solutions Argentina S.A.U.	Argentina	Advisory services	100.00%	100.00%

5.1.2 Information about investments in associates and joint ventures

The following table presents the main activity and financial information used for valuation and percentages of participation in associates and joint ventures; unless otherwise indicated, the share capital consists of millions of common shares, each granting the right to one vote:

		Information about the issuer
	Main activity	Date	Share capital	Profit (Loss) of the period	Equity	Direct and indirect participation %
Associates
SESA	Gas treatment	12.31.2025	1.00	(7)	60	20.00%
VMOS	Hydrocarbon transportation	12.31.2025	115.00	(52)	301	10.20%

Joint ventures
CIESA (1)	Investment	12.31.2025	0.44	152	1,159	50.00%
Citelec (2)	Investment	12.31.2025	0.38	69	312	50.00%
CTB	Generation	12.31.2025	6.00	25	484	50.00%

(1)	The Company holds a 50% interest in CIESA, a company that holds a 53.83% interest in TGS’s capital stock; therefore, the Company has a 26.91% indirect interest in TGS.

As of December 31, 2025, TGS’s common shares and ADR traded on the BCBA and NYSE were listed at $ 9,325.00 and US$ 31.09, respectively, giving Pampa’s holding an approximate market value of US$ 1,260 million ($ 1,889,210 million).

(2)	The Company has 50% interest in Citelec, a company that holds a 52.65% interest in Transener’s capital stock; therefore, the Company has a 26.33% indirect interest in Transener. As of December 31, 2025, Transener’s common share price listed at the BCBA was $ 3,577.50, conferring Pampa’s indirect holding an approximate market value of US$ 287.8 million ($ 418,783 million).

The details of the balances of investments in associates and joint ventures are as follows:

	12.31.2025	12.31.2024
Disclosed in non-current assets
Associates
VMOS	31	-
SESA	12	-
Total associates	43	-
Joint ventures
CIESA	618	605
Citelec	156	158
CTB	242	230
Total joint ventures	1,016	993
Total associates and joint ventures	1,059	993

The following tables show the breakdown of the share of profit from associates and joint ventures:

	12.31.2025	12.31.2024	12.31.2023
Associates
OCP	-	-	5
SESA	3	-	-
TGS	-	1	3
VMOS	(5)	-	-
Total associates	(2)	1	8

Joint ventures
CIESA	97	89	6
Citelec	35	18	2
CTB	12	(21)	(18)
OCP	-	59	-
Total joint ventures	144	145	(10)
Total associates and joint ventures	142	146	(2)

The evolution of investments in associates and joint ventures is as follows:

	12.31.2025	12.31.2024	12.31.2023
At the beginning of the year	993	672	902
Dividends	(70)	(8)	-
Increases	1	39	1
Capital contribution	44	-	-
Share repurchase	-	(37)	-
Sale of equity interests	-	(38)	(58)
Decrease due to obtained control	-	(76)	-
Profit from sale/acquisition of equity interest	-	16	3
Share of profit (loss)	142	146	(2)
Exchange differences on translation	(51)	279	(174)
At the end of the year	1,059	993	672

5.1.3 OCP

Pursuant to the terms and conditions of the crude oil transportation concession authorization agreement in Ecuador, OCP caused OCPSA to establish two guarantees, one operational and one environmental, each in the amount of US$ 50 million (including surety bonds provided by the Group as a shareholder in the amount of US$ 84 million), which would remain in effect for the term of the agreement and until 90 days after its termination on November 30, 2024. Therefore, the guarantees were scheduled to expire on March 1, 2025, since as of that date, no claim had been initiated that could be considered covered within their scope. However, Citibank Ecuador informed OCP that the guarantees had not expired because OCPSA had not complied with certain required formalities.

On April 11, 2025, OCP filed an arbitration proceeding before the ICSID seeking the effective release of the guarantees and compensation for the sustained damages and, subsidiarily, to receive from Ecuador the amount of the guarantees plus interest and sustained damages.

On October 28, 2025, the Ecuadorian Government instructed Citibank Ecuador to proceed with the guarantees release, which became no longer valid as of that day under the terms of the contract. On November 3, 2025, Citibank NY proceeded with the release of the guarantee deposits funds.

On November 14, 2025, OCP requested the Arbitration Court to discontinue the arbitration, and the Ecuadorian Government granted its consent on December 15, 2025. On January 23, 2026, the Arbitration Court signed the order discontinuing the proceeding and, consequently, the arbitration was terminated.

5.1.4 CIESA - TGS

Perito Moreno Gas Pipeline (GPM) Expansion

On May 22, 2025, ENARSA launched a call for tenders to expand the GPM, aiming to increase by 14 MMm³/d the natural gas transportation capacity of the Tratayén–Salliqueló Section by assigning such capacity to the awardee for a term of 15 years, including the operation and maintenance of the pipeline and related infrastructure. The award to TGS was approved by the SE on October 17, 2025.

In addition, TGS undertook to carry out a complementary expansion in the final sections of its licensed system to meet the project’s objectives.

The works provide for an execution period finishing on April 30, 2027.

On October 26, 2025, an application was filed for adherence to the RIGI for ‘Transportadora de Gas del Sur S.A. – Dedicated Branch 1’, which will operate for the sole purpose of executing and operating the GPM expansion project. As of the issuance of these Consolidated Financial Statements, the enforcement authority has not issued a decision.

Issuance of Class 4 CB

On November 20, 2025, TGS issued Class 4 CB with a face value of US$ 500 million, bearing an annual 7.75% fixed interest rate and maturing on November 20, 2035.

Net proceeds, after issue discount, amounted to US$ 491.5 million, and will be used for general corporate purposes, including the GPM and the final sections of TGS’s transportation system expansion.

Weather event

On March 7, 2025, a weather event occurred in the city of Bahía Blanca, characterized by intense rainfall that caused the Saladillo García stream to overflow, flooding the Cerri Complex and affecting the electricity distribution system and the power generation facilities.

Consequently, liquid production at the Cerri Complex was completely interrupted until the end of April 2025, and natural gas transportation service was partially affected. During the fiscal year ended December 31, 2025, TGS recorded a $ 54,281 million loss for event-related expenses and received $ 3,307 million from insurance companies as an advance payment on account of the final settlement of the claim.

5.1.5 SESA

FLNG Project

SESA will develop the FLNG Project, a gas liquefaction project which includes the installation of two liquefaction vessels (Hilli and MKII) in the Gulf of San Matías, province of Río Negro, and the construction of all ancillary and related facilities. Both vessels will have a processing and export capacity of approximately 6 million tons per year of LNG, equivalent to 27 million m³/day of natural gas, which will position Argentina in the global LNG market and represent an approximate US$ 7,000 million investment over the project’s 20-year operating term. Operations of the Hilli and the MKII vessels are expected to commence in late 2027 and 2028, respectively.

To supply the vessels with natural gas, SESA entered into 20-year natural gas supply agreements with the Company, Pan American Energy, S.L., Sur Inversiones Energéticas S.A.U. and Wintershall DEA Argentina S.A., in connection with their participation in SESA. In this regard, for both vessels to be able to operate year-round, SESA contemplates the construction of a dedicated gas pipeline from the province of Neuquén to the Gulf of San Matías, in Río Negro.

On April 24, 2025, through SE Resolution No. 165/25, SESA was granted the certificate authorizing the free export of the LNG volumes to be produced by the Hilli over a 30-year term starting on July 1, 2027, and on August 25, 2025, through SE Resolution No. 353/25, it was granted authorization to freely export the LNG volumes to be produced by the MKII for a 30-year term starting on September 1, 2028.

MECON Resolution No. 559/25 approved SESA’s adherence to the RIGI, effective April 28, 2025, in connection with the development of the project involving the deployment of the Hilli vessel, and, through Note NO-2025-112641573-APN-MEC, dated October 9, 2025, MECON informed SESA of the expansion of the RIGI project to include the MKII vessel.

5.1.6 VMOS

Vaca Muerta Sur Project

VMOS will develop the Vaca Muerta Sur project, consisting of the construction, development and operation of an approximately 437-km long pipeline from Allen to Punta Colorada, province of Río Negro, with a capacity of up to 550,000 barrels of crude oil per day (“bpd”), expandable up to 700,000 bpd, a loading and unloading terminal equipped with interconnected single-point moorings, a tank farm and other associated ancillary facilities for the transportation, storage, dispatch, shipment and export of crude oil and other liquid products.

The project contemplates an estimated US$ 3,000 million investment, and the first stage of commercial operation is scheduled for the first half of 2027.

On March 21, 2025, MECON Resolution No. 302/25 approved VMOS’s adherence to the RIGI.

Syndicated international loan

On July 8, 2025, VMOS entered into a syndicated international loan with a consortium of financial institutions for a total amount of US$ 2,000 million to finance the project. The financing has a 5-year term and accrues interest at a rate equal to Term SOFR plus 5.50%. Disbursements may be requested by VMOS on a monthly basis until completion of the works or July 31, 2027, whichever occurs first. As of December 31, 2025, the banks have made disbursements totaling US$ 820 million.

To secure the obligations assumed under the loan, VMOS assigned as collateral its collection rights under the transportation agreements entered into with the initial shippers (including the Company), and each initial shipper entered into a direct agreement with the banks, whereby, among other matters, they acknowledge the assignment of the transportation agreements as collateral.

In addition, proceeds from VMOS’s exports will be credited to an offshore bank account structure administered by a bank acting as collateral agent. Furthermore, a local tariff collateral trust was created, under which the Citibank, N.A. Branch, as trustee, will administer VMOS’s local revenues, as well as funds received from abroad.

In turn, VMOS’s Class A shareholders (including the Company) have executed a fiduciary assignment of their shares as collateral for the financing, which will remain in effect until the works’ completion.

As of December 31, 2025, VMOS has complied with all covenants undertaken under the syndicated loan agreement.

5.2	Operations in oil and gas consortiums

5.2.1 General considerations

The Company is jointly and severally liable with the other participants for meeting the contractual obligations under these arrangements.

The production areas in Argentina are operated pursuant to concession production agreements with free hydrocarbons availability.

For the computable crude oil and natural gas production in Argentina, royalties equivalent to 12% of the wellhead price of crude oil and natural gas are paid. The wellhead price is calculated by deducting freight and other sales-related expenses from the sale price obtained. The aforementioned rate may increase from 3% to 4% depending on the producing jurisdiction and market value of the product.

5.2.2 Oil and gas participation details

As of December 31, 2025, the Company is part of the joint operations and consortiums for the exploration and production of oil and gas as indicated below:

		Participation		Duration Up To
Name	Location	Direct	Operator

Argentine production
Río Neuquén	Río Negro and Neuquén	31.42% and 33.07%	YPF	2027/2051
Sierra Chata	Neuquén	45.55%	PAMPA	2053
El Mangrullo	Neuquén	100.00%	PAMPA	2053
Aguaragüe	Salta	15.00%	Tecpetrol	2037
Río Limay este (Ex Senillosa) (1)	Neuquén	85.00%	PAMPA	2040
Rincón de Aranda	Neuquén	100.00%	PAMPA	2058
Veta Escondida	Neuquén	55.00%	PAMPA	2027
Rincón del Mangrullo	Neuquén	50.00%	YPF	2052
Los Blancos (ex Chirete) (2)	Salta	50.00%	High Luck Group Limited	2045

Argentine exploration
Parva Negra Este (3)	Neuquén	85.00%	PAMPA	2027
Las Tacanas Norte	Neuquén	90.00%	PAMPA	2027

(1)	In the process of relinquishment.
(2)	Operator in the process of removal.
(3)	Through Provincial Executive Order No. 550/25, issued on May 17, 2025, the Province of Neuquen approved a 2-year extension of the evaluation period for the Parva Negra Este area from April 3, 2025 to April 2, 2027.

The assets and liabilities as of December 31, 2025 and 2024 and the production cost for the years ended December 31, 2025, 2024 and 2023 of Joint Operations and Consortiums in which the Company has interests are detailed below:

	12.31.2025	12.31.2024

Non-current assets	122	151
Current assets	9	13
Total assets	131	164

Non-current Liabilities	40	52
Current Liabilities	21	26
Total liabilities	61	78

	12.31.2025	12.31.2024	12.31.2023

Production cost	91	99	94

It is worth highlighting that the information presented does not include charges recorded by the Company as a member of the Joint Operations and Consortiums.

Assignment of mixed companies in Venezuela

On May 6, 2022, the Company transferred to Integra Petróleo y Gas S.A. (the “Assignee”) all the rights and obligations of the Company for its direct and indirect interest in the capital of the following mixed companies in the Bolivarian Republic of Venezuela: Petroritupano S.A., Petroven-Bras S.A., Petrowayú S.A. and Petrokariña S.A. (the “Mixed Companies”) that exploit four hydrocarbon production areas in that country: Oritupano Leona, La Concepción, Acema and Mata (the “Areas”). As consideration for the assignment, the Assignee will pay to the Company 50% of any payment it obtains, whether monetary or in kind (including, without limitation, an indemnity, compensation, reparation or similar) related to the direct or indirect interest in the Mixed Companies and the Areas. This transaction is subject to the change of control approval by the Minister of Popular Power of Petroleum of the Bolivarian Republic of Venezuela.

As of the date of issuance of these Consolidated Financial Statements, the Company considers contingent the collection right associated with the assignment, in terms of IAS 37, taking into consideration that it is subject to the change of control approval and subsequent collection of payments by the Assignee.

Assignment of interests in the El Tordillo, La Tapera and Puesto Quiroga areas

On October 1, 2025, in connection with the El Tordillo, La Tapera and Puesto Quiroga areas, the Company transferred to Crown Point Energía S.A., on a joint basis: (i) a 35.6706% interest in the hydrocarbon exploitation concessions and hydrocarbon transportation concessions, and (ii) the Joint Operation Agreements for hydrocarbon exploration, development and production. The transaction was completed with the collection of US$ 2 million by the Company.

5.3 Exploratory well costs

The following table provides the year end balances and activity for exploratory well costs, during the years ended December 31, 2025, 2024 and 2023:

	12.31.2025	12.31.2024	12.31.2023

At the beginning of the year	18	32	37
Increases	32	6	2
Derecognition of unproductive wells	-	(20)	(7)
At the end of the year	50	18	32
Number of wells at the end of the year	6	4	4